Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
November 30, 2021
FOO-NPRT3-0122
1.810694.117
Common Stocks - 97.6%
	Shares	Value ($)
Beverages - 30.1%
Brewers - 1.3%
Boston Beer Co., Inc. Class A (a)	32,000	14,437,440
Molson Coors Beverage Co. Class B	84,600	3,759,624
		18,197,064
Distillers & Vintners - 2.7%
Constellation Brands, Inc. Class A (sub. vtg.)	162,100	36,525,993
Soft Drinks - 26.1%
Keurig Dr. Pepper, Inc.	1,112,700	37,820,673
Monster Beverage Corp. (a)	747,902	62,659,230
PepsiCo, Inc.	299,200	47,806,176
The Coca-Cola Co.	4,059,218	212,905,984
		361,192,063
TOTAL BEVERAGES		415,915,120
Food & Staples Retailing - 8.0%
Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	46,900	2,101,120
Food Distributors - 2.5%
Performance Food Group Co. (a)	66,800	2,692,708
Sysco Corp.	102,800	7,200,112
U.S. Foods Holding Corp. (a)	767,016	24,099,643
		33,992,463
Food Retail - 0.3%
Grocery Outlet Holding Corp. (a)	160,900	4,659,664
Hypermarkets & Super Centers - 5.0%
BJ's Wholesale Club Holdings, Inc. (a)	35,100	2,321,865
Walmart, Inc.	479,200	67,389,896
		69,711,761
TOTAL FOOD & STAPLES RETAILING		110,465,008
Food Products - 17.5%
Agricultural Products - 1.8%
Archer Daniels Midland Co.	52,100	3,241,141
Bunge Ltd.	147,300	12,751,761
Darling Ingredients, Inc. (a)	141,400	9,547,328
		25,540,230
Packaged Foods & Meats - 15.7%
Conagra Brands, Inc.	314,600	9,611,030
JDE Peet's BV	77,300	2,112,749
Laird Superfood, Inc. (a)	142,682	1,901,951
Lamb Weston Holdings, Inc.	815,280	42,329,338
McCormick & Co., Inc. (non-vtg.)	112,900	9,689,078
Mondelez International, Inc.	1,625,058	95,780,919
Nomad Foods Ltd. (a)	90,700	2,166,823
Post Holdings, Inc. (a)	68,500	6,617,100
Sanderson Farms, Inc.	8,200	1,539,796
The Real Good Food Co. LLC Class B unit	58,666	425,035
TreeHouse Foods, Inc. (a)	811,400	29,778,380
Tyson Foods, Inc. Class A	191,000	15,081,360
		217,033,559
TOTAL FOOD PRODUCTS		242,573,789
Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
Compass Group PLC (a)	602,000	11,743,731
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)	54,000	844,560
Household Products - 26.0%
Household Products - 26.0%
Energizer Holdings, Inc. (b)	559,900	20,822,681
Kimberly-Clark Corp.	516,700	67,331,177
Procter & Gamble Co.	1,571,050	227,142,407
Reynolds Consumer Products, Inc. (b)	1,020,727	29,784,814
The Clorox Co.	88,500	14,412,225
		359,493,304
Media - 0.5%
Advertising - 0.5%
Advantage Solutions, Inc. Class A (a)	981,500	7,096,245
Personal Products - 2.5%
Personal Products - 2.5%
Edgewell Personal Care Co.	8,200	348,172
Herbalife Nutrition Ltd. (a)	755,700	28,232,952
Shiseido Co. Ltd.	44,300	2,539,267
The Honest Co., Inc.	424,470	3,624,974
		34,745,365
Tobacco - 12.0%
Tobacco - 12.0%
Altria Group, Inc.	2,199,525	93,787,746
Philip Morris International, Inc.	790,091	67,900,421
RLX Technology, Inc. ADR (b)	1,039,000	4,270,290
		165,958,457
TOTAL COMMON STOCKS (Cost $1,090,266,134)		1,348,835,579

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	6,846,194	6,847,563
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	42,937,312	42,941,606
TOTAL MONEY MARKET FUNDS (Cost $49,789,169)		49,789,169

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $1,140,055,303)	1,398,624,748
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(16,377,966)
NET ASSETS - 100.0%	1,382,246,782

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	132,292,430	125,444,867	511	-	-	6,847,563	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	33,838,939	129,942,735	120,840,068	31,985	-	-	42,941,606	0.1%
Total	33,838,939	262,235,165	246,284,935	32,496	-	-	49,789,169

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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